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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMGI, Inc.
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Andrew J. Hajducky, III
Executive Vice President, Chief Financial Officer and Treasurer
(978) 684-3600

Signature, Place and Date of Signing:

/S/ ANDREW J. HAJDUCKY, III
---------------------------
Andover, Massachusetts
May 12, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)


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                              Form 13F SUMMARY PAGE

                          REPORTING MANAGER: CMGI, Inc.

Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total:    24
                                        ---------

Form 13F Information Table Value Total: $   7,697,360    (thousands)
                                         ---------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.       CMG@Ventures, Inc.                 File No. 28-_________

2.       CMG@Ventures Capital Corp.         File No. 28-_________

3.       CMG@Ventures Securities Corp.      File No. 28-_________


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                                                 FORM 13F INFORMATION TABLE
                                                 REPORTING MANAGER: CMGI, Inc.

                                                  ITEM 4:  ITEM 5:
                                                  FAIR     SHARES                                      ITEM 8:
                             ITEM 2:   ITEM 3:    MARKET   OR                ITEM 6:                VOTING AUTHORITY
         ITEM 1:            TITLE OF   CUSIP      VALUE    PRINCIPAL  SH/    INVESTMENT   ITEM 7:  (A)     (B)      (C)
      NAME OF ISSUER         CLASS     NUMBER     (000)    AMOUNT     PRN    DISCRETION  MANAGERS  SOLE   SHARED    NONE

Akamai Technologies,
  Inc.                        COM      00971T101    40,203    250,000 SH      SOLE                  250,000
Critical Path, Inc.           COM      22674V100     1,118     13,158 SH     DEFINED       1         13,158
Critical Path, Inc.           COM      22674V100   110,725  1,302,645 SH     DEFINED       2      1,302,645
eMachines, Inc.               COM      29076P102     6,600  1,100,056 SH     DEFINED              1,100,056
Engage, Inc. (formerly
Engage Technologies, Inc.)    COM      292827102 3,322,761 87,083,572 SH      SOLE               87,083,572
Hollywood Entertainment
  Corporation                 COM      436141105    18,768  2,327,934 SH      SOLE                2,327,934
Hollywood Entertainment
  Corporation                 COM      436141105       164     20,297 SH     DEFINED       1         20,297
Hollywood Entertainment
  Corporation                 COM      436141105    16,200  2,009,378 SH     DEFINED       2      2,009,378
Lycos, Inc.                   COM      550818108   272,379  3,877,276 SH      SOLE                3,877,276
Lycos, Inc.                   COM      550818108   240,520  3,423,773 SH     DEFINED       1      3,423,773
Lycos, Inc.                   COM      550818108   352,877  5,023,156 SH     DEFINED       2      5,023,156
Lycos, Inc.                   COM      550818108   150,845  2,147,258 SH     DEFINED       3      2,147,258
Mail.com, Inc.                COM      560311102     1,737    100,669 SH     DEFINED                100,669
marchFIRST, Inc.              COM      966834103        40      1,126 SH      SOLE                    1,126
marchFIRST, Inc.              COM      966834103       544     15,243 SH     DEFINED       1         15,243
marchFIRST, Inc.              COM      966834103     3,978    111,468 SH     DEFINED       3        111,468
Marketing Services
  Group, Inc.                 COM      570907105    39,974  2,252,061 SH      SOLE                2,252,061
NaviSite, Inc.                COM      63935M109 2,382,350 39,135,106 SH      SOLE               39,135,106
Open Market, Inc.             COM      68370M100     3,257    126,473 SH      SOLE                  126,473
Ventro Corporation            COM      163595101     1,235     21,814 SH     DEFINED       1         21,814
Ventro Corporation            COM      163595101   122,285  2,159,564 SH     DEFINED       2      2,159,564
Vicinity Corporation          COM      925653107   191,578  5,513,024 SH     DEFINED       1      5,513,024
Yahoo! Inc.                   COM      984332106   123,260    719,242 SH     DEFINED       1        719,242
Yahoo! Inc.                   COM      984332106   293,962  1,715,314 SH     DEFINED       2      1,715,314

(all share amounts have been adjusted to reflect all stock splits that have occurred prior to the date of the filing of this Form 13F)